Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis - USD ($) $ in Thousands		Jun. 30, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 2 [Member] | Assets [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments		$ 244	$ 82
Foreign exchange forward contracts designated as hedging instruments		2,295	910
Fair Value, Inputs, Level 2 [Member] | Liabilities [Member]
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments		(82)	(89)
Foreign exchange forward contracts designated as hedging instruments		(2,715)	(60)
Total contingent consideration	[1]
Foreign exchange forward contracts fair value		(258)	843
Fair Value, Inputs, Level 3 [Member] | Assets [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments
Foreign exchange forward contracts designated as hedging instruments
Fair Value, Inputs, Level 3 [Member] | Liabilities [Member]
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments
Foreign exchange forward contracts designated as hedging instruments
Total contingent consideration	[1]	55,108	55,919
Foreign exchange forward contracts fair value		$ 55,108	$ 55,919

[1]	Includes $4.8 million and $2.4 million under Accrued expenses and other current liabilities in the Company's consolidated balance sheets as of June 30, 2022 and December 31, 2021, respectively.